Segment Reporting - Summary of Segment Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of operating segments [line items]
Cash and due from banks	$ 33,687,553	$ 16,384,924	$ 14,795,794
Debt securities at fair value through profit or loss	15,112,115	16,837,925	782,547
Loans and other financing	77,208,464	87,108,670
Other Assets	15,725,864	14,898,631
TOTAL ASSETS	141,733,996	135,230,150	100,120,739
Deposits	94,906,014	83,284,983	66,075,709
Financing received from the Argentine Central Bank and others	8,032,837	5,205,766	3,161,327
Negotiable obligations	9,307,171	12,681,237
Other liabilities	12,519,900	13,766,396
TOTAL LIABILITIES	124,765,922	114,938,382	$ 88,069,879
Interest Income	30,416,242	22,264,831
Interest Expense	(17,413,360)	(8,309,665)
Net interest income	13,002,882	13,955,166
Net income from financial instruments at fair value through profit or loss	6,310,371	3,545,647
Exchange rate differences on gold and foreign currency	1,126,705	393,112
NIFFI And Exchange Rate Differences	7,437,076	3,938,759
Net Financial Income	20,439,958	17,893,925
Income from commissions	5,927,689	6,063,719
Expenses from commissions	(1,418,180)	(1,220,427)
Income from insurance activities	848,665	899,491
Net Service Fee Income	5,358,174	5,742,783
Subtotal	25,798,132	23,636,708
Result before taxes	(2,045,761)	416,709
Result from exposure to changes in the purchasing power of money	(6,015,001)	(2,591,255)
Income tax	(1,010,888)	(1,171,969)
Other operating income	2,473,558	1,838,024
Net income / (loss) for the year	(3,056,649)	(755,260)
Loan loss provisions	(5,179,033)	(4,033,187)
Net income for the year attributable to owners of the parent company	(3,028,003)	(754,370)
Net operating income	17,077,656	18,850,290
Net income for the year attributable to non-controlling interest	(28,646)	(890)
Personnel Expenses	(8,778,580)	(8,736,238)
Other comprehensive income	241,573	46,882
Administration expenses	(5,600,508)	(4,918,531)
Other comprehensive income attributable to owners of the parent company	241,322	46,869
Depreciations and impairment non-financial assets	(432,389)	(621,988)
Other comprehensive income attributable to non-controlling interest	251	13
Other operating expenses	(4,311,940)	(4,156,824)
Comprehensive income for the year	(2,815,076)	(708,378)
Operating income	(2,045,761)	416,709
Comprehensive income attributable to owners of the parent company	(2,786,681)	(707,501)
Comprehensive income attributable to non-controlling interest	(28,395)	(877)
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Cash and due from banks	(496,360)	(13,387)
Debt securities at fair value through profit or loss		440,330
Loans and other financing	(2,725,259)	(2,826,709)
Other Assets	6,102,557	3,367,857
TOTAL ASSETS	2,880,938	968,091
Deposits	(768,320)	(253,737)
Financing received from the Argentine Central Bank and others	(2,704,345)	(63,498)
Negotiable obligations	533,104	359,855
Other liabilities	3,137,177	(6,658,039)
TOTAL LIABILITIES	197,616	(6,615,419)
Interest Income	(859,636)	(629,346)
Interest Expense	875,065	682,098
Net interest income	15,429	52,752
Net income from financial instruments at fair value through profit or loss	1,015,228	905,230
Exchange rate differences on gold and foreign currency	(22,022)	5,048
NIFFI And Exchange Rate Differences	993,206	910,278
Net Financial Income	1,008,635	963,030
Income from commissions	(41,841)	129,472
Expenses from commissions	18,926	(224,704)
Income from insurance activities	181,711	259,967
Net Service Fee Income	158,796	164,735
Income from associates and joint ventures	4,473	(6,768)
Subtotal	1,167,431	1,127,765
Result before taxes	(483,042)	254,752
Result from exposure to changes in the purchasing power of money	(1,312,538)	(580,152)
Income tax	(331,536)	(11,637)
Other operating income	(113,639)	(720,995)
Net income / (loss) for the year	(814,578)	243,115
Loan loss provisions		(4,454)
Net income for the year attributable to owners of the parent company	(812,400)	244,851
Net operating income	(258,746)	(177,836)
Net income for the year attributable to non-controlling interest	(2,178)	(1,736)
Personnel Expenses	(210,840)	(64,893)
Other comprehensive income	14,274	(2,243)
Administration expenses	14,931	525,312
Other comprehensive income attributable to owners of the parent company	14,023	(2,256)
Depreciations and impairment non-financial assets	(19,919)	(61)
Other comprehensive income attributable to non-controlling interest	251	13
Other operating expenses	(12,941)	(21,002)
Comprehensive income for the year	(800,304)	240,872
Operating income	(487,515)	261,520
Comprehensive income attributable to owners of the parent company	(798,377)	242,595
Comprehensive income attributable to non-controlling interest	(1,927)	(1,723)
Retail Banking [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	4,706,116	4,132,699
Loans and other financing	30,785,552	31,805,596
Other Assets	1,141,320	623,355
TOTAL ASSETS	36,632,988	36,561,650
Deposits	51,679,015	52,021,850
Financing received from the Argentine Central Bank and others	10,828	9,618
Other liabilities	3,192,162	5,053,328
TOTAL LIABILITIES	54,882,005	57,084,796
Interest Income	13,131,593	10,066,299
Interest Expense	(3,896,708)	(2,429,498)
Distribution of results by Treasury	746,366	1,730,815
Net interest income	9,981,251	9,367,616
Net income from financial instruments at fair value through profit or loss	45,603	(18,791)
Exchange rate differences on gold and foreign currency	826,135	237,560
NIFFI And Exchange Rate Differences	871,738	218,769
Net Financial Income	10,852,989	9,586,385
Income from commissions	3,522,097	3,719,832
Expenses from commissions	(801,044)	(812,597)
Net Service Fee Income	2,721,053	2,907,235
Subtotal	13,574,042	12,493,620
Result before taxes	(283,749)	(654,389)
Result from exposure to changes in the purchasing power of money	(1,192,909)	(616,471)
Income tax	(219,356)	(120,218)
Other operating income	966,474	1,174,305
Net income / (loss) for the year	(503,105)	(774,607)
Loan loss provisions	(1,662,584)	(1,407,882)
Net income for the year attributable to owners of the parent company	(476,637)	(775,453)
Net operating income	11,685,023	11,643,572
Net income for the year attributable to non-controlling interest	(26,468)	846
Personnel Expenses	(5,722,747)	(5,801,979)
Other comprehensive income	(16,157)	4,549
Administration expenses	(3,674,773)	(3,516,643)
Other comprehensive income attributable to owners of the parent company	(16,157)	4,549
Depreciations and impairment non-financial assets	(258,912)	(383,239)
Other operating expenses	(2,312,340)	(2,596,100)
Comprehensive income for the year	(519,262)	(770,058)
Operating income	(283,749)	(654,389)
Comprehensive income attributable to owners of the parent company	(492,794)	(770,904)
Comprehensive income attributable to non-controlling interest	(26,468)	846
Corporate Banking [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	325,248	384,037
Loans and other financing	38,850,543	44,801,483
Other Assets	80,182	17,877
TOTAL ASSETS	39,255,973	45,203,397
Deposits	9,420,938	6,814,206
Financing received from the Argentine Central Bank and others	7,212,869	4,064,831
Other liabilities	1,010,667	1,266,538
TOTAL LIABILITIES	17,644,474	12,145,575
Interest Income	10,736,816	5,976,487
Interest Expense	(1,326,316)	(293,503)
Distribution of results by Treasury	(4,287,089)	(3,415,120)
Net interest income	5,123,411	2,267,864
Exchange rate differences on gold and foreign currency	80,067	(67,938)
NIFFI And Exchange Rate Differences	80,067	(67,938)
Net Financial Income	5,203,478	2,199,926
Income from commissions	540,213	734,603
Expenses from commissions	(67,045)	(38,732)
Net Service Fee Income	473,168	695,871
Subtotal	5,676,646	2,895,797
Result before taxes	1,591,249	(23,463)
Result from exposure to changes in the purchasing power of money	(1,537,428)	(749,946)
Income tax	(413,415)	(144,883)
Other operating income	920,204	393,281
Net income / (loss) for the year	1,177,834	(168,346)
Loan loss provisions	(865,972)	(289,347)
Net income for the year attributable to owners of the parent company	1,177,834	(168,346)
Net operating income	4,193,450	2,249,785
Personnel Expenses	(1,023,583)	(1,074,860)
Other comprehensive income	123,287	5,122
Administration expenses	(474,633)	(444,892)
Other comprehensive income attributable to owners of the parent company	123,287	5,122
Depreciations and impairment non-financial assets	(83,085)	(84,659)
Other operating expenses	(1,020,900)	(668,837)
Comprehensive income for the year	1,301,121	(163,224)
Operating income	1,591,249	(23,463)
Comprehensive income attributable to owners of the parent company	1,301,121	(163,224)
Treasury [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	28,505,898	11,769,085
Debt securities at fair value through profit or loss	14,941,290	16,285,616
Loans and other financing	2,824,590	3,336,981
Other Assets	5,663,252	7,741,867
TOTAL ASSETS	51,935,030	39,133,549
Deposits	32,906,386	23,662,029
Financing received from the Argentine Central Bank and others	786,362	909,178
Negotiable obligations	7,418,947	9,499,207
Other liabilities	1,938,464	7,412,959
TOTAL LIABILITIES	43,050,159	41,483,373
Interest Income	1,805,457	1,397,697
Interest Expense	(10,891,110)	(4,547,332)
Distribution of results by Treasury	3,540,723	1,684,305
Net interest income	(5,544,930)	(1,465,330)
Net income from financial instruments at fair value through profit or loss	5,607,007	2,876,573
Exchange rate differences on gold and foreign currency	215,047	211,820
NIFFI And Exchange Rate Differences	5,822,054	3,088,393
Net Financial Income	277,124	1,623,063
Income from commissions	26,331	27,297
Expenses from commissions	(55,342)	(28,615)
Net Service Fee Income	(29,011)	(1,318)
Subtotal	248,113	1,621,745
Result before taxes	(1,549,360)	468,975
Result from exposure to changes in the purchasing power of money	(1,015,651)	(305,043)
Income tax	(90,217)	(379,043)
Other operating income	76,165	94,700
Net income / (loss) for the year	(1,639,577)	89,932
Loan loss provisions	(16,248)	(6,874)
Net income for the year attributable to owners of the parent company	(1,639,577)	89,932
Net operating income	(707,621)	1,404,528
Personnel Expenses	(353,169)	(397,063)
Other comprehensive income	121,040	1,878
Administration expenses	(184,528)	(210,404)
Other comprehensive income attributable to owners of the parent company	121,040	1,878
Depreciations and impairment non-financial assets	(18,364)	(99,302)
Other operating expenses	(285,678)	(228,784)
Comprehensive income for the year	(1,518,537)	91,810
Operating income	(1,549,360)	468,975
Comprehensive income attributable to owners of the parent company	(1,518,537)	91,810
Consumer [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	61,414	107,691
Debt securities at fair value through profit or loss		111,979
Loans and other financing	6,411,427	9,824,802
Other Assets	1,735,186	2,113,635
TOTAL ASSETS	8,208,027	12,158,107
Deposits	1,667,995	1,040,635
Financing received from the Argentine Central Bank and others	2,542,577	285,637
Negotiable obligations	1,304,004	2,822,175
Other liabilities	1,725,794	6,198,430
TOTAL LIABILITIES	7,240,370	10,346,877
Interest Income	5,265,312	5,453,694
Interest Expense	(1,947,948)	(1,721,411)
Net interest income	3,317,364	3,732,283
Net income from financial instruments at fair value through profit or loss	(584,895)	(412,659)
Exchange rate differences on gold and foreign currency	4,451	5,432
NIFFI And Exchange Rate Differences	(580,444)	(407,227)
Net Financial Income	2,736,920	3,325,056
Income from commissions	1,440,166	1,118,895
Expenses from commissions	(492,776)	(115,779)
Net Service Fee Income	947,390	1,003,116
Income from associates and joint ventures	(4,473)	6,768
Subtotal	3,684,310	4,328,172
Result before taxes	(1,695,886)	(285,817)
Result from exposure to changes in the purchasing power of money	(575,725)	(171,901)
Income tax	235,248	(258,905)
Other operating income	528,138	896,005
Net income / (loss) for the year	(1,460,638)	(544,722)
Loan loss provisions	(2,557,571)	(2,324,630)
Net income for the year attributable to owners of the parent company	(1,460,638)	(544,722)
Net operating income	1,079,152	2,727,646
Personnel Expenses	(1,164,882)	(1,227,028)
Other comprehensive income	207	(72)
Administration expenses	(934,095)	(1,116,313)
Other comprehensive income attributable to owners of the parent company	207	(72)
Depreciations and impairment non-financial assets	(45,519)	(49,988)
Other operating expenses	(626,069)	(626,902)
Comprehensive income for the year	(1,460,431)	(544,794)
Operating income	(1,691,413)	(292,585)
Comprehensive income attributable to owners of the parent company	(1,460,431)	(544,794)
Insurance [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	3,135	4,447
Debt securities at fair value through profit or loss	100,041
Loans and other financing	459,404	140,593
Other Assets	372,487	750,829
TOTAL ASSETS	935,067	896,229
Other liabilities	387,267	360,637
TOTAL LIABILITIES	387,267	360,637
Interest Income	39,149
Net interest income	39,149
Net income from financial instruments at fair value through profit or loss	172,338	153,099
Exchange rate differences on gold and foreign currency	(5)
NIFFI And Exchange Rate Differences	172,333	153,099
Net Financial Income	211,482	153,099
Income from insurance activities	666,954	639,524
Net Service Fee Income	666,954	639,524
Subtotal	878,436	792,623
Result before taxes	353,929	398,603
Result from exposure to changes in the purchasing power of money	(259,689)	(141,417)
Income tax	(153,460)	(159,238)
Other operating income	4,314	3,179
Net income / (loss) for the year	200,469	239,365
Net income for the year attributable to owners of the parent company	200,469	239,365
Net operating income	623,061	654,385
Personnel Expenses	(111,685)	(109,876)
Other comprehensive income	(1,078)	37,648
Administration expenses	(151,893)	(139,651)
Other comprehensive income attributable to owners of the parent company	(1,078)	37,648
Depreciations and impairment non-financial assets	(4,890)	(4,566)
Other operating expenses	(664)	(1,689)
Comprehensive income for the year	199,391	277,013
Operating income	353,929	398,603
Comprehensive income attributable to owners of the parent company	199,391	277,013
Adm. MF and other segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	582,102	352
Debt securities at fair value through profit or loss	70,784
Loans and other financing	602,207	25,564
Other Assets	630,880	283,211
TOTAL ASSETS	1,885,973	309,127
Financing received from the Argentine Central Bank and others	184,546
Negotiable obligations	51,116
Other liabilities	1,128,369	132,543
TOTAL LIABILITIES	1,364,031	132,543
Interest Income	297,551
Interest Expense	(226,343)	(19)
Net interest income	71,208	(19)
Net income from financial instruments at fair value through profit or loss	55,090	42,195
Exchange rate differences on gold and foreign currency	23,032	1,190
NIFFI And Exchange Rate Differences	78,122	43,385
Net Financial Income	149,330	43,366
Income from commissions	440,723	333,620
Expenses from commissions	(20,899)
Net Service Fee Income	419,824	333,620
Subtotal	569,154	376,986
Result before taxes	21,098	258,048
Result from exposure to changes in the purchasing power of money	(121,061)	(26,325)
Income tax	(38,152)	(98,045)
Other operating income	91,902	(2,451)
Net income / (loss) for the year	(17,054)	160,003
Loan loss provisions	(76,658)
Net income for the year attributable to owners of the parent company	(17,054)	160,003
Net operating income	463,337	348,210
Personnel Expenses	(191,674)	(60,539)
Administration expenses	(195,517)	(15,940)
Depreciations and impairment non-financial assets	(1,700)	(173)
Other operating expenses	(53,348)	(13,510)
Comprehensive income for the year	(17,054)	160,003
Operating income	21,098	258,048
Comprehensive income attributable to owners of the parent company	$ (17,054)	$ 160,003